Available-for-Sale Investments (Tables)	12 Months Ended
Dec. 31, 2019
Debt Securities, Available-for-sale [Abstract]
Schedule of carrying amount, gross unrealized holding gains, gross unrealized holding losses, and fair value
	Aggregate cost basis	Total OTTI recognized in OCI	Gross unrealized holding gains	Gross unrealized holding (losses)	Aggregate fair value
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2019:
Asset management products	20,000,000	-	20,456	-	20,020,456
Wealth management products	634,100,000	-	207,598	-	634,307,598
Total	654,100,000	-	228,054	-	654,328,054
As of December 31, 2018:
Wealth management products	680,000,000	-	2,252,159	-	682,252,159